UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VANECK VIP TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, NY	10017
(Address of principal executive offices)	(Zip Code)

Van Eck Associates Corporation

666 Third Avenue

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VANECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 87.9%
Argentina: 1.4%
106,500	Grupo Supervielle SA (ADR)	$2,629,485
Brazil: 4.1%
105,900	CVC Brasil Operadora e Agencia de Viagens SA	1,369,245
230,100	Fleury SA	2,141,057
505,000	Movida Participacoes SA *	1,336,186
12,900	Ouro Fino Saude Animal Participacoes SA *	105,900
97,000	Smiles SA	2,464,853
		7,417,241
China / Hong Kong: 33.6%
369,000	AIA Group Ltd. #	2,731,817
63,640	Alibaba Group Holding Ltd. (ADR) *	10,991,264
2,158,000	Beijing Capital International Airport Co. Ltd. #	3,220,997
4,042,000	Beijing Enterprises Water Group Ltd. #	3,268,883
308,932	Beijing Originwater Technology Co. Ltd.	837,578
3,588,969	China Animal Healthcare Ltd. * # § ∞	0
30,250	China Lodging Group Ltd. (ADR) *	3,594,305
1,580,000	China Maple Leaf Educational Systems Ltd. #	1,770,984
1,257,000	China Medical System Holdings Ltd. #	2,201,316
448,000	China Resources Phoenix Healthcare Holdings Co. Ltd. #	560,186
1,144,000	Fu Shou Yuan International Group Ltd. #	755,827
406,000	Galaxy Entertainment Group Ltd. #	2,870,195
94,650	JD.com, Inc. (ADR) *	3,615,630
24,200	Kweichow Moutai Co. Ltd. #	1,886,274
2,011,600	Man Wah Holdings Ltd. #	1,805,092
576,000	Ping An Insurance Group Co. of China Ltd. #	4,449,258
119,000	Shenzhou International Group Holdings Ltd. #	933,244
256,000	Sinopharm Group Co. Ltd. #	1,133,950
104,580	TAL Education Group (ADR)	3,525,392
258,100	Tencent Holdings Ltd. #	11,284,307
		61,436,499
Egypt: 0.6%
255,750	Commercial International Bank Egypt SAE	1,181,666
India: 7.1%
1,128,000	Ashok Leyland Ltd. #	2,132,605
368,000	Bharti Infratel Ltd. #	2,241,328
104,000	Cholamandalam Investment and Finance Co. Ltd. #	1,733,947
78,000	HDFC Bank Ltd. #	2,150,612
18,600	HDFC Bank Ltd. (ADR)	1,792,482
164,800	Phoenix Mills Ltd. #	1,276,801
60,000	Strides Shasun Ltd. #	813,136
120,278	Syngene International Ltd. # Reg S 144A	917,856
		13,058,767
Indonesia: 2.1%
2,802,000	Bank Rakyat Indonesia Tbk PT #	3,181,162
1,756,000	Link Net Tbk PT	674,683
		3,855,845
Kenya: 1.4%
10,666,000	Safaricom Ltd.	2,585,070
Luxembourg: 0.6%
134,910	Biotoscana Investments SA (BDR) *	1,030,839
Malaysia: 1.0%
892,000	Malaysia Airports Holdings Bhd	1,795,619
Mexico: 3.3%
191,000	Banregio Grupo Financiero SAB de CV	1,137,504
21,360	Fomento Economico Mexicano SAB de CV (ADR)	2,040,521
476,000	Qualitas Controladora SAB de CV *	782,093
631,000	Unifin Financiera SAPI de CV SOFOM ENR	2,115,461
		6,075,579
Peru: 1.1%
9,760	Credicorp Ltd. (USD)	2,000,995
Philippines: 3.7%
2,430,000	Ayala Land, Inc. #	2,083,851
4,500,000	Bloomberry Resorts Corp. *	947,844
912,200	International Container Terminal Services, Inc. #	1,871,563
944,000	Robinsons Retail Holdings, Inc. #	1,841,232
		6,744,490
Poland: 0.4%
9,999	KRUK SA	804,113
Russia: 3.0%
288,000	Sberbank of Russia (ADR)	4,109,760
40,037	Yandex NV (USD) *	1,319,219
		5,428,979
South Africa: 4.4%
606,000	Advtech Ltd.	792,259
25,100	Naspers Ltd. #	5,425,933
8,681	Novus Holdings Ltd. #	4,160
559,000	Rhodes Food Group Pty Ltd. #	755,248
1,029,924	Transaction Capital Ltd.	1,160,103
		8,137,703
South Korea: 0.8%
2,075	Samsung Biologics Co. Ltd. * # Reg S 144A	613,990
12,765	Soulbrain Co. Ltd. #	759,983
		1,373,973
Spain: 2.0%
136,803	CIE Automotive SA #	3,654,713
Switzerland: 1.3%
13,300	Luxoft Holding, Inc. (USD) *	635,740
46,900	Wizz Air Holdings Plc (GBP) * # Reg S 144A	1,799,699
		2,435,439
Taiwan: 6.2%
114,664	Airtac International Group #	1,584,770
430,000	Basso Industry Corp. #	1,201,629
367,000	Chroma ATE, Inc. #	1,296,581
13,000	Largan Precision Co. Ltd. #	2,293,395
150,010	Poya Co. Ltd. #	1,795,141
438,000	Taiwan Semiconductor Manufacturing Co. Ltd. #	3,137,156
		11,308,672
Thailand: 3.6%
365,000	CP ALL PCL (NVDR) #	731,148
1,758,000	CP ALL PCL #	3,518,636
1,287,400	Srisawad Corp PCL (NVDR) #	2,319,789
		6,569,573
Turkey: 2.8%
136,283	AvivaSA Emeklilik ve Hayat AS	711,451
192,000	Tofas Turk Otomobil Fabrikasi AS #	1,663,575
5,314,043	Turkiye Sinai Kalkinma Bankasi AS #	2,072,807
137,000	Ulker Biskuvi Sanayi AS #	743,991
		5,191,824
United Arab Emirates: 0.6%
28,500	NMC Health Plc (GBP) #	1,054,359
United Kingdom: 1.5%
62,200	Bank of Georgia Holdings Plc #	2,716,027
1,235,312	Hirco Plc * # § ∞	0
		2,716,027
United States: 1.3%
546,300	Samsonite International SA (HKD) #	2,346,014
Total Common Stocks (Cost: $118,736,747)		160,833,484
PREFERRED STOCKS: 8.1%
Brazil: 0.6%
84,760	Itau Unibanco Holding SA	1,160,143
Colombia: 1.0%
160,000	Banco Davivienda SA	1,812,154
South Korea: 6.5%
6,573	Samsung Electronics Co. Ltd. #	11,889,508
Total Preferred Stocks (Cost: $10,655,701)		14,861,805
REAL ESTATE INVESTMENT TRUSTS: 1.1%
Mexico: 1.1%
663,000	Concentradora Hipotecaria SAPI de CV	762,759
766,330	TF Administradora Industrial, S de RL de CV	1,319,300
Total Real Estate Investment Trusts (Cost: $2,406,826)		2,082,059
MONEY MARKET FUND: 3.1% (Cost: $5,573,230)
5,573,230	AIM Treasury Portfolio - Institutional Class	5,573,230
Total Investments: 100.2% (Cost: $137,372,504)		183,350,578
Liabilities in excess of other assets: (0.2)%		(368,009)
NET ASSETS: 100.0%		$182,982,569

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GBP	British Pound
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $112,494,675 which represents 61.5% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $0 which represents 0.0% of net assets.
∞	Investment value was determined using significant unobservable inputs.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $3,331,545, or 1.8% of net assets.

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	22.1%	$40,531,875
Consumer Staples	6.3	11,517,050
Financials	23.7	43,515,588
Health Care	5.8	10,572,589
Industrials	8.0	14,583,177
Information Technology	23.4	42,847,170
Materials	0.4	759,983
Real Estate	2.5	4,679,952
Telecommunication Services	3.0	5,501,081
Utilities	1.8	3,268,883
Money Market Fund	3.0	5,573,230
	100.0%	$183,350,578

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$2,629,485	$—	$—	$2,629,485
Brazil	7,417,241	—	—	7,417,241
China / Hong Kong	22,564,169	38,872,330	0	61,436,499
Egypt	1,181,666	—	—	1,181,666
India	1,792,482	11,266,285	—	13,058,767
Indonesia	674,683	3,181,162	—	3,855,845
Kenya	2,585,070	—	—	2,585,070
Luxembourg	1,030,839	—	—	1,030,839
Malaysia	1,795,619	—	—	1,795,619
Mexico	6,075,579	—	—	6,075,579
Peru	2,000,995	—	—	2,000,995
Philippines	947,844	5,796,646	—	6,744,490
Poland	804,113	—	—	804,113
Russia	5,428,979	—	—	5,428,979
South Africa	1,952,362	6,185,341	—	8,137,703
South Korea	—	1,373,973	—	1,373,973
Spain	—	3,654,713	—	3,654,713
Switzerland	635,740	1,799,699	—	2,435,439
Taiwan	—	11,308,672	—	11,308,672
Thailand	—	6,569,573	—	6,569,573
Turkey	711,451	4,480,373	—	5,191,824
United Arab Emirates	—	1,054,359	—	1,054,359
United Kingdom	—	2,716,027	0	2,716,027
United States	—	2,346,014	—	2,346,014
Preferred Stocks
Brazil	1,160,143	—	—	1,160,143
Colombia	1,812,154	—	—	1,812,154
South Korea	—	11,889,508	—	11,889,508
Real Estate Investment Trusts*	2,082,059	—	—	2,082,059
Money Market Fund	5,573,230	—	—	5,573,230
Total	$70,855,903	$112,494,675	$0	$183,350,578

* See Schedule of Investments for geographic sector breakouts.

During the period ended September 30, 2017, transfers of securities from Level 1 to Level 2 were $3,484,124 and transfers from Level 2 to Level 1 were $4,895,489. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by the pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2017:

	Common Stocks
	China / Hong Kong	United Kingdom
Balance as of December 31, 2016	$240,669	$0
Realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	(240,669)	0
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	—	—
Balance as of September 30, 2017	$0	$0

See Notes to Schedules of Investments

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.3%
Australia: 14.0%
574,118	Cardinal Resources Ltd. * #	$319,725
500,592	Evolution Mining Ltd. #	866,501
979,465	Gold Road Resources Ltd. * #	544,871
27,700	Newcrest Mining Ltd. #	455,935
99,600	Northern Star Resources Ltd. #	385,324
66,539	OceanaGold Corp. (CAD)	201,043
214,100	Saracen Mineral Holdings Ltd. * #	220,468
		2,993,867
Canada: 69.5%
22,437	Agnico-Eagle Mines Ltd. (USD)	1,014,377
1,100	Alamos Gold, Inc.	7,432
109,440	Alamos Gold, Inc. (USD)	739,814
179,900	Argonaut Gold, Inc. *	353,240
133,900	Atacama Pacific Gold Corp. *	75,119
202,775	AuRico Metals, Inc. *	204,766
25,880	AuRico Metals, Inc. (USD) *	25,903
38,100	Auryn Resources, Inc. *	85,498
13,917	B2Gold Corp. *	38,369
479,571	B2Gold Corp. (USD) *	1,342,799
24,500	Barrick Gold Corp. (USD)	394,205
114,700	Bear Creek Mining Corp. *	188,447
218,000	Belo Sun Mining Corp. *	97,840
450,088	Bonterra Resources, Inc. *	146,091
84,863	Brio Gold, Inc. *	137,386
176,000	Columbus Gold Corp. *	91,685
272,843	Continental Gold, Inc. *	660,377
69,150	Corvus Gold, Inc. *	45,998
21,000	Corvus Gold, Inc. (USD) *	13,440
11,652	Detour Gold Corp. *	128,496
189,600	Eastmain Resources, Inc. *	47,865
143,079	Eldorado Gold Corp.	314,195
107,019	First Mining Finance Corp. *	57,894
20,400	Fortuna Silver Mines, Inc. (USD) *	89,352
61,906	Gold Standard Ventures Corp. (USD) *	100,288
21,700	Goldcorp, Inc. (USD)	281,232
101,400	Guyana Goldfields, Inc. *	339,693
113,000	IAMGOLD Corp. (USD) *	689,300
97,400	Kinross Gold Corp. (USD) *	412,976
60,752	Kirkland Lake Gold Ltd.	782,923
128,800	Klondex Mines Ltd. *	469,677
104,000	Leagold Mining Corp. *	262,553
255,042	Liberty Gold Corp. *	98,113
24,800	Lundin Gold, Inc. *	101,168
19,200	MAG Silver Corp. (USD) *	215,616
90,000	Midas Gold Corp. *	46,884
2,500	New Gold, Inc. *	9,277
165,100	New Gold, Inc. (USD) *	612,521
123,864	Newcastle Gold Ltd. *	80,409
38,900	NovaGold Resources, Inc. (USD) *	160,268
296,688	Orezone Gold Corp. *	152,178
46,700	Osisko Mining, Inc. * 144A	164,306
17,000	Osisko Mining, Inc. *	59,812
130,100	Otis Gold Corp. *	33,366
12,000	Pan American Silver Corp. (USD)	204,600
86,800	Premier Gold Mines Ltd. *	248,348
5,100	Pretium Resources, Inc. *	47,209
24,000	Pretium Resources, Inc. (USD) *	222,240
222,800	Roxgold, Inc. *	221,416
19,200	Roxgold, Inc. * 144A	19,081
579,000	Rye Patch Gold Corp. *	85,847
318,000	Sabina Gold and Silver Corp. *	563,238
93,700	Semafo, Inc. *	247,814
4,500	Sulliden Mining Capital, Inc. *	911
42,200	TMAC Resources, Inc. *	342,944
40,870	Torex Gold Resources, Inc. *	640,359
337,900	West African Resources Ltd. * # § ø	79,753
15,400	Wheaton Precious Metals Corp. (USD)	293,986
5,323	Yamana Gold, Inc.	14,078
113,225	Yamana Gold, Inc. (USD)	300,046
		14,905,018
Mexico: 4.2%
47,500	Fresnillo Plc (GBP) #	895,006
United Kingdom: 3.4%
7,400	Randgold Resources Ltd. (ADR)	722,684
United States: 8.2%
28,200	Newmont Mining Corp.	1,057,782
8,100	Royal Gold, Inc.	696,924
		1,754,706
Total Common Stocks (Cost: $16,414,773)		21,271,281
WARRANTS: 0.0% (Cost: $0)
Canada: 0.0%
62,450	Liberty Gold Corp. Warrants (CAD 0.90, expiring 05/16/19) *	4,379
MONEY MARKET FUND: 0.5% (Cost: $102,639)
102,639	AIM Treasury Portfolio - Institutional Class	102,639
Total Investments: 99.8% (Cost: $16,517,412)		21,378,299
Other assets less liabilities: 0.2%		50,638
NET ASSETS: 100.0%		$21,428,937

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $3,767,583 which represents 17.6% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $79,753 which represents 0.4% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $79,753, or 0.4% of net assets.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $183,387, or 0.9% of net assets.

Restricted securities held by the Fund as of September 30, 2017 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
West African Resources Ltd.	06/23/2017	337,900	$81,501	$79,753	0.4%

Summary of Investments by Sector	% of Investments	Value
Diversified Metals & Mining	4.9%	$1,038,907
Gold	84.3	18,024,429
Precious Metals & Minerals	6.6	1,408,770
Silver	3.7	803,554
Money Market Fund	0.5	102,639
	100.0%	$21,378,299

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$201,043	$2,792,824	$—	$2,993,867
Canada	14,825,265	79,753	—	14,905,018
Mexico	—	895,006	—	895,006
United Kingdom	722,684	—	—	722,684
United States	1,754,706	—	—	1,754,706
Warrants
Canada	4,379	—	—	4,379
Money Market Fund	102,639	—	—	102,639
Total	$17,610,716	$3,767,583	$—	$21,378,299

There were no transfers between levels during the period ended September 30, 2017.

See Notes to Schedules of Investments

VANECK VIP GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 96.2%
Bermuda: 0.7%
107,900	Golar LNG Ltd. (USD)	$2,439,619
Canada: 18.6%
217,722	Agnico-Eagle Mines Ltd. (USD)	9,843,212
86,400	Agrium, Inc. (USD)	9,262,944
340,700	Barrick Gold Corp. (USD)	5,481,863
1,224,400	First Quantum Minerals Ltd.	13,747,821
143,800	Goldcorp, Inc. (USD)	1,863,648
407,400	IAMGOLD Corp. (USD) *	2,485,140
865,400	Kinross Gold Corp. (USD) *	3,669,296
506,700	New Gold, Inc. (USD) *	1,879,857
598,500	Teck Resources Ltd. (USD)	12,622,365
		60,856,146
France: 1.0%
577,700	Vallourec SA * #	3,432,733
Kuwait: 2.4%
3,890,609	Kuwait Energy Plc (GBP) * # § ø ∞	7,808,130
Luxembourg: 0.9%
107,900	Tenaris SA (ADR)	3,054,649
Monaco: 0.6%
559,800	Scorpio Tankers, Inc. (USD)	1,920,114
South Africa: 0.6%
1,719,745	Petra Diamonds Ltd. (GBP) * #	1,935,843
Switzerland: 6.4%
3,215,065	Glencore Xstrata Plc (GBP) * #	14,757,167
1,331,900	Weatherford International Plc (USD) *	6,100,102
		20,857,269
United Kingdom: 3.1%
167,500	Kaz Minerals Plc * #	1,738,663
53,400	Randgold Resources Ltd. (ADR)	5,215,044
66,300	Rio Tinto Plc (ADR)	3,128,697
		10,082,404
United States: 61.9%
237,400	Callon Petroleum Co. *	2,668,376
221,300	CF Industries Holdings, Inc.	7,780,908
91,800	Cimarex Energy Co.	10,434,906
91,850	Concho Resources, Inc. *	12,098,482
426,000	Consol Energy, Inc. *	7,216,440
123,700	Diamondback Energy, Inc. *	12,117,652
123,700	EOG Resources, Inc.	11,966,738
86,400	Forum Energy Technologies, Inc. *	1,373,760
296,200	Freeport-McMoRan Copper and Gold, Inc. *	4,158,648
262,200	Green Plains Renewable Energy, Inc.	5,283,330
199,800	Halliburton Co.	9,196,794
279,700	Laredo Petroleum, Inc. *	3,616,521
202,000	Louisiana-Pacific Corp. *	5,470,160
932,800	Nabors Industries Ltd.	7,527,696
269,650	Newfield Exploration Co. *	8,000,515
338,600	Newmont Mining Corp.	12,700,886
431,400	Parsley Energy, Inc. *	11,363,076
523,200	Patterson-UTI Energy, Inc.	10,955,808
146,000	PDC Energy, Inc. *	7,158,380
80,700	Pioneer Natural Resources Co.	11,906,478
248,200	ProPetro Holding Corp. *	3,561,670
117,600	RSP Permian, Inc. *	4,067,784
130,900	Schlumberger Ltd.	9,131,584
199,400	Steel Dynamics, Inc.	6,873,318
204,800	Sunrun, Inc. *	1,136,640
399,200	Superior Energy Services, Inc. *	4,263,456
92,500	Tyson Foods, Inc.	6,516,625
37,300	Union Pacific Corp.	4,325,681
		202,872,312
Total Common Stocks (Cost: $285,196,502)		315,259,219
REAL ESTATE INVESTMENT TRUST: 0.3% (Cost: $846,487)
United States: 0.3%
43,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,047,910
MONEY MARKET FUND: 3.5% (Cost: $11,601,639)
11,601,639	AIM Treasury Portfolio - Institutional Class	11,601,639
Total Investments: 100.0% (Cost: $297,644,628)		327,908,768
Liabilities in excess of other assets: (0.0)%		(56,088)
NET ASSETS: 100.0%		$327,852,680

ADR	American Depositary Receipt
GBP	British Pound
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $29,672,536 which represents 9.1% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $7,808,130 which represents 2.4% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $7,808,130, or 2.4% of net assets.
∞	Investment value was determined using significant unobservable inputs.

Restricted securities held by the Fund as of September 30, 2017 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Kuwait Energy Plc	08/06/2008	3,890,609	$11,764,893	$7,808,130	2.4%

Summary of Investments by Sector	% of Investments	Value
Consumer Staples	2.0%	$6,516,625
Energy	54.5	178,664,793
Financials	0.3	1,047,910
Industrials	1.7	5,462,321
Materials	38.0	124,615,480
Money Market Fund	3.5	11,601,639
	100.0%	$327,908,768

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Bermuda	$2,439,619	$—	$—	$2,439,619
Canada	60,856,146	—	—	60,856,146
France	—	3,432,733	—	3,432,733
Kuwait	—	—	7,808,130	7,808,130
Luxembourg	3,054,649	—	—	3,054,649
Monaco	1,920,114	—	—	1,920,114
South Africa	—	1,935,843	—	1,935,843
Switzerland	6,100,102	14,757,167	—	20,857,269
United Kingdom	8,343,741	1,738,663	—	10,082,404
United States	202,872,312	—	—	202,872,312
Real Estate Investment Trust*	1,047,910	—	—	1,047,910
Money Market Fund	11,601,639	—	—	11,601,639
Total	$298,236,232	$21,864,406	$7,808,130	$327,908,768

* See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended September 30, 2017.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2017:

Common Stocks
Kuwait
Balance as of December 31, 2016	$6,069,240
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	1,738,890
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of September 30, 2017	$7,808,130

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2017:

	Value as of September 30, 2017	Valuation Technique	Unobservable Input Description (1)	Unobservable Input	Impact to Valuation from an Increase in Input (2)
Common Stocks
Kuwait	$7,808,130	Guideline Public Companies	Entitlement Multiple	5.50x-10.25x	Increase
			Working Interest Multiple	0.40x-3.00x	Increase
			Marketability Discount	10%	Decrease

(1)	In determining certain of these inputs, management evaluates a variety of factors including economic condition, industry and market developments, market valuations of comparable companies and company specific developments.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

See Notes to Schedules of Investments

VANECK VIP LONG/SHORT EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2017 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUNDS (a): 66.4%
15,314	Financial Select Sector SPDR Fund	$396,020
1,949	iShares J.P. Morgan USD Emerging Markets Bond ETF	226,903
2,612	Powershares QQQ Trust, Series 1 (b)	379,916
Total Exchange Traded Funds (Cost: $979,451)		1,002,839

Principal Amount
SHORT-TERM INVESTMENTS: 32.3%
Government Obligation: 29.7% (Cost: $449,244)
	United States Treasury Bill
$450,000	1.01%,11/30/17 (b)	449,274

Number of Shares
Money Market Fund: 2.6% (Cost: $39,729)
39,729	AIM Treasury Portfolio - Institutional Class	39,729
Total Short-Term Investments: 32.3% (Cost: $488,973)		489,003
Total Investments: 98.7% (Cost: $1,468,424)		1,491,842
Other assets less liabilities (c): 1.3%		19,050
NET ASSETS: 100.0%		$1,510,892
SECURITIES SOLD SHORT: (12.9)%
Exchange Traded Fund: (12.9)% (Proceeds: $(192,363))
(2,764)	Vanguard Total World Stock ETF	(195,470)
Total Securities Sold Short (Proceeds: $(192,363))		$(195,470)

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website, at https://www.sec.gov/.
(b)	All or a portion of these securities are segregated for securities sold short transactions. Total value of the securities segregated is $546,726.
(c)	Includes $220,696 segregated cash on deposit with the broker for securities sold short transactions.

Summary of Investments by Sector	% of Investments	Value
Exchange Traded Funds	67.2%	$1,002,839
Government	30.1	449,274
Money Market Fund	2.7	39,729
	100.0%	$1,491,842

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

Long positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Funds	$1,002,839	$—	$—	$1,002,839
Short-Term Investments
Government Obligation	—	449,274	—	449,274
Money Market Fund	39,729	—	—	39,729
Total	$1,042,568	$449,274	$—	$1,491,842

Short positions
Exchange Traded Fund	$(195,470)	$—	$—	$(195,470)

There were no transfers between levels during the period ended September 30, 2017.

See Notes to Schedules of Investments

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2017 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 31.1%
Argentina: 1.5%
USD	189,000	Cia General de Combustibles SA
		9.50%, 11/07/19 (c) 144A	$201,285
	214,000	Generacion Mediterranea SA
		9.63%, 07/27/20 (c) Reg S	239,723
			441,008
Cayman Islands: 1.0%
		Odebrecht Finance Ltd.
	453,000	4.38%, 04/25/25 Reg S	173,272
	302,000	5.25%, 06/27/29 Reg S	114,760
			288,032
Chile: 1.0%
	298,000	Geopark Ltd.
		6.50%, 09/21/21 (c) 144A	300,235
Colombia: 2.6%
	349,000	Colombia Telecomunicaciones SA ESP
		8.50% (USD Swap Semi 30/360 5 Year+6.96%), 03/30/20 (c) Reg S	374,215
	377,000	Credivalores-Crediservicios SAS
		9.75%, 07/27/20 (c) 144A	391,891
			766,106
Georgia: 1.2%
GEL	885,000	Bank of Georgia JSC
		11.00%, 06/01/20 144A	361,394
Indonesia: 1.2%
USD	322,000	Bukit Makmur Mandiri Utama PT
		7.75%, 02/13/20 (c) Reg S	344,866
Ireland: 1.0%
	284,000	Oilflow SPV 1 DAC
		12.00%, 01/13/22 144A	300,110
Israel: 2.0%
	547,000	Israel Electric Corp. Ltd.
		7.25%, 01/15/19 Reg S	580,230
Luxembourg: 2.3%
	273,000	Gazprom OAO Via Gaz Capital SA
		9.25%, 04/23/19 (p) Reg S	298,682
	378,000	Topaz Marine SA
		9.13%, 07/26/19 (c) 144A	380,173
			678,855
Mexico: 2.0%
	153,000	Banco Mercantil del Norte SA
		7.63% (US Treasury Yield Curve Rate T 10 Year+5.35%), 01/10/28 (c) 144A	167,305
	120,000	Corp. GEO SAB de CV
		9.25%, 12/08/17 (c) (d) * Reg S	30
	409,000	Grupo Idesa SA de CV
		7.88%, 12/18/17 (c) Reg S	409,000
			576,335
Mongolia: 3.3%
	876,000	Trade & Development Bank of Mongolia LLC
		9.38%, 05/19/20 Reg S	950,412
Netherlands: 4.0%
	365,000	IHS Netherlands Holdco BV
		9.50%, 10/27/18 (c) Reg S	383,375
	392,000	Indo Energy Finance II BV
		6.38%, 01/24/18 (c) Reg S	399,334
	383,341	Metinvest BV
		9.37%, 12/31/21 Reg S	389,199
			1,171,908
Norway: 0.7%
	200,000	DNO ASA
		8.75%, 10/30/17 (c) Reg S 144A	201,000
Singapore: 3.6%
	685,000	Bumi Investment Pte Ltd.
		10.75%, 10/06/17 (d) * Reg S	380,175
	367,000	Geo Coal International Pte Ltd.
		8.00%, 10/04/20 (c) 144A	364,247
	305,000	Medco Straits Services Pte Ltd.
		8.50%, 08/17/20 (c) 144A	320,582
			1,065,004
Ukraine: 0.9%
	231,000	Kernel Holding SA
		8.75%, 01/31/22 Reg S	254,082
United Kingdom: 1.0%
	135,000	MARB BondCo PLC
		7.00%, 03/15/20 (c) Reg S	133,312
	151,000	Petra Diamonds US$ Treasury PLC
		7.25%, 05/01/19 (c) Reg S	154,397
			287,709
United States: 1.8%
	151,000	AES El Salvador Trust II
		6.75%, 03/28/18 (c) Reg S	142,695
	383,000	Stillwater Mining Co.
		7.13%, 06/27/21 (c) 144A	395,208
			537,903
Total Corporate Bonds (Cost: $8,854,972)			9,105,189
FOREIGN GOVERNMENT OBLIGATIONS: 63.3%
Argentina: 12.5%
ARS	9,919,000	Argentina Bonar Bond
		24.08% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days+3.25%), 03/01/20 (f)	589,446
	9,210,000	Argentina POM Politica Monetaria
		26.25% (Argentina Central Bank 7D Repo Reference Rate+0.00%), 06/21/20 (f)	563,853
		Argentine Republic Government International Bonds
EUR	221,553	7.82%, 12/31/33	292,726
	10,170,000	0.00%, 12/15/35 (b)	1,283,127
ARS	16,181,000	Provincia de Buenos Aires
		25.39% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days+3.83%), 05/31/22 (f)	946,516
			3,675,668
Belarus: 3.0%
		Republic of Belarus International Bonds
USD	542,000	6.88%, 02/28/23 Reg S	584,127
	252,000	7.63%, 06/29/27 144A	281,846
			865,973
Brazil: 8.9%
		Notas do Tesouro Nacional, Series F
BRL	1,767,000	10.00%, 01/01/21	579,005
	2,957,000	10.00%, 01/01/23	963,882
	3,296,000	10.00%, 01/01/25	1,070,127
			2,613,014
Chile: 0.9%
CLP	175,000,000	Bonos de la Tesoreria de la Republica de Chile
		4.50%, 03/01/26	276,218
Colombia: 2.7%
COP	2,267,000,000	Colombian TES
		7.00%, 05/04/22	803,428
Ecuador: 4.3%
		Ecuador Government International Bonds
USD	257,000	10.50%, 03/24/20 Reg S	278,524
	338,000	10.75%, 03/28/22 Reg S	378,560
	616,000	Petroamazonas EP
		4.63%, 02/16/20 144A	592,900
			1,249,984
Egypt: 2.0%
		Egypt Treasury Bills
EGP	5,275,000	0.00%, 10/31/17 ^	294,020
	5,325,000	0.00%, 11/07/17 ^	296,138
			590,158
El Salvador: 4.7%
		El Salvador Government International Bonds
USD	110,000	7.65%, 06/15/35 Reg S	113,562
	1,130,000	8.63%, 02/28/29 Reg S	1,271,250
			1,384,812
Nigeria: 1.0%
	273,000	Nigeria Government International Bond
		6.75%, 01/28/21 Reg S	290,727
Russia: 8.2%
		Russian Federal Bonds
RUB	56,427,000	7.70%, 03/23/33 (a)	979,385
	29,960,000	8.50%, 09/17/31 (a)	562,140
	47,862,000	10.32% (Central Bank of Russia RUONIA 6 Month Average+0.40%), 11/16/22 (a) (f)	863,611
			2,405,136
Suriname: 1.7%
USD	452,000	Republic of Suriname International Bond
		9.25%, 10/26/26 144A	490,420

Ukraine: 3.5%
	1,045,000	Ukraine Government International Bond
		7.38%, 09/25/32 144A	1,019,868
United Kingdom: 1.3%
	360,000	Ukraine Railways via Shortline PLC
		9.88%, 09/15/21 Reg S	381,546
Uruguay: 1.8%
UYU	14,640,000	Uruguay Government International Bond
		8.50%, 03/15/28 144A	522,956
Venezuela: 6.8%
		Venezuela Government International Bonds
USD	1,480,000	7.00%, 12/01/18 Reg S	962,000
	2,286,000	7.75%, 10/13/19 Reg S	1,034,415
			1,996,415
Total Foreign Government Obligations (Cost: $18,042,273)			18,566,323

Number of Shares
COMMON STOCK: 0.0% (Cost: $0)
Mexico: 0.0%
	3,236	Corp. GEO SAB de CV *	304
MONEY MARKET FUND: 5.5% (Cost: $1,621,329)
	1,621,329	AIM Treasury Portfolio - Institutional Class	1,621,329
Total Investments: 99.9% (Cost: $28,518,574)			29,293,145
Other assets less liabilities: 0.1%			16,137
NET ASSETS: 100.0%			$29,309,282

ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
GEL	Georgian Lari
RUB	Russian Ruble
USD	United States Dollar
UYU	Uruguayan Peso

(a)	All or a portion of these securities are segregated for foreign forward currency contracts.
(b)	Coupon will vary based upon predetermined growth targets for the Gross Domestic Product of Argentina. The rate shown reflects the rate in effect at the end of the reporting period.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(f)	Floating Rate Bond - coupon reflects the rate in effect at the end of the reporting period
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond
*	Non-income producing
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $6,291,420, or 21.5% of net assets.

Open forward foreign currency contracts

As of September 30, 2017, the Fund held the following open forward foreign currency contracts:

Counterparty	Currency to be Sold		Currency to be Purchased		Settlement Dates	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Company	TRY	2,674,945	USD	745,495	10/26/2017	$(3,752)
State Street Bank & Trust Company	TRY	2,654,716	USD	739,857	10/26/2017	3,137
State Street Bank & Trust Company	TRY	2,620,402	USD	730,294	10/26/2017	6,975
Net unrealized appreciation on forward foreign currency contracts						$6,360

TRY	Turkish Lira
USD	United States Dollar

Summary of Investments by Sector	% of Investments	Value
Basic Materials	5.8%	$1,692,670
Communications	2.6	757,590
Consumer, Non-cyclical	1.3	387,394
Energy	7.1	2,066,206
Financial	7.4	2,171,112
Government	63.4	18,566,323
Industrial	3.6	1,067,873
Utilities	3.3	962,648
Money Market Fund	5.5	1,621,329
	100.0%	$29,293,145

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stock*	$304	$—	$—	$304
Corporate Bonds*	—	9,105,189	—	9,105,189
Foreign Government Obligations*	—	18,566,323	—	18,566,323
Money Market Fund	1,621,329	—	—	1,621,329
Total	$1,621,633	$27,671,512	$—	$29,293,145
Other Financial Instruments:
Forward Foreign Currency Contracts	$—	$6,360	$—	$6,360

* See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended September 30, 2017.

See Notes to Schedules of Investments

VANECK VIP TRUST

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2017 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in the characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Exchange traded funds as well as closed-end publicly listed fund investments are valued at their official market closing price and are categorized as Level 1 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value.  The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value each Fund’s investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of each Fund’s Level 3 investments, and that present additional information about the valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Basis for Consolidation —The VIP Gold Fund Subsidiary (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on January 25, 2013. The Subsidiary is currently a wholly-owned subsidiary of the VanEck VIP Global Gold Fund (the “Fund”) and acts as an investment vehicle in order to effect certain investments on behalf of the Fund.

Other— In March 2017, the United Kingdom triggered Article 50, and is now scheduled to leave the European Union (“EU”) by the end of March 2019. Significant uncertainty exists on how the withdrawal will take place, the terms of the withdrawal and the effects such withdrawal will have on the EU and the United Kingdom. This may further impact the value of the Euro and the British pound sterling, and has caused volatility and uncertainty in European and global markets.

As a result of events involving Ukraine and the Russian Federation, the United States and the EU have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held by the Funds.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck VIP Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck VIP Trust

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck VIP Trust

Date: November 29, 2017

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck VIP Trust

Date: November 29, 2017